PAYROLL PROTECTION PROGRAM LOANS	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
PAYROLL PROTECTION PROGRAM LOANS

Note 7. Payroll Protection Program Loans

In April 2020, the Company applied for a loan with a bank pursuant to the Payroll Protection Program of the CARES Act as administered by the U.S. Small Business Administration (the “PPP Loan”). The PPP Loan was approved and took the form of a promissory note in the amount of $0.8 million, bearing interest of 1% per annum. The Promissory Note provides for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company had the right to prepay the principal of the PPP Loan at any time without incurring any prepayment charges. In January 2021, this PPP Loan was forgiven in full and was recognized as a gain within other income (expense), net during the year ended December 31, 2021.

In February 2021, the Company applied for another promissory note under the Payroll Protection Program and was approved for $1.04 million, with an interest rate of 1% per annum. In March 2022 this loan was forgiven in full and was recognized as a gain within other income (expense), net during the year ended December 31, 2022.